American Century Investments®
Quarterly Portfolio Holdings
International Value Fund
February 29, 2024

International Value Fund - Schedule of Investments
FEBRUARY 29, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 97.3%
Australia — 6.9%
ANZ Group Holdings Ltd.	564,700	10,467,085
BHP Group Ltd.	1,073,626	30,776,896
BlueScope Steel Ltd.	461,993	6,870,056
Dexus	913,667	4,375,396
Fortescue Ltd.	788,780	13,313,034
Origin Energy Ltd.	1,241,909	7,255,126
Rio Tinto Ltd.(1)	30,295	2,439,623
Scentre Group	1,981,894	4,011,076
Sonic Healthcare Ltd.	394,466	7,654,918
South32 Ltd.	1,984,886	3,802,397
Westpac Banking Corp.	60,976	1,046,302
Woodside Energy Group Ltd.	595,607	11,750,602
		103,762,511
Austria — 1.3%
Erste Group Bank AG	467,287	18,683,611
Belgium — 1.3%
Ageas SA	256,228	10,889,579
UCB SA	78,404	9,046,210
		19,935,789
Canada — 2.5%
Great-West Lifeco, Inc.(1)	295,438	9,099,442
Manulife Financial Corp.(1)	472,312	11,209,645
Nutrien Ltd.	76,389	3,987,324
Power Corp. of Canada	462,565	13,364,163
		37,660,574
Denmark — 0.8%
AP Moller - Maersk AS, B Shares	8,572	12,164,892
Finland — 0.7%
Nokia OYJ	1,587,386	5,595,682
UPM-Kymmene OYJ	146,328	4,897,507
		10,493,189
France — 11.2%
ArcelorMittal SA	41,894	1,092,821
AXA SA	270,446	9,628,390
BNP Paribas SA	218,819	13,133,515
Cie de Saint-Gobain SA	295,510	22,781,041
Credit Agricole SA	844,868	11,458,821
Engie SA	1,147,040	18,405,841
Gecina SA(1)	84,513	8,163,249
L'Oreal SA	15,759	7,527,584
Publicis Groupe SA	150,892	15,965,202
Sanofi SA	284,185	27,086,960
Societe Generale SA	574,392	13,949,471
TotalEnergies SE	303,858	19,367,650
		168,560,545
Germany — 7.6%
Allianz SE	78,674	21,608,234
BASF SE	370,738	18,884,279
Bayerische Motoren Werke AG	45,646	5,399,378

Commerzbank AG	708,078	8,196,656
E.ON SE	1,562,756	19,955,294
Evonik Industries AG	119,614	2,207,977
Fresenius SE & Co. KGaA	223,197	6,250,668
Henkel AG & Co. KGaA, Preference Shares	44,044	3,313,597
RWE AG	168,103	5,631,004
Siemens AG	113,555	22,480,348
		113,927,435
Hong Kong — 2.0%
BOC Hong Kong Holdings Ltd.	1,596,000	4,193,025
CK Asset Holdings Ltd.	1,583,000	7,281,830
CK Hutchison Holdings Ltd.	2,081,500	10,513,824
Link REIT	435,100	2,157,490
Sun Hung Kai Properties Ltd.	598,000	6,017,238
		30,163,407
Italy — 5.6%
Assicurazioni Generali SpA	533,876	12,663,009
Enel SpA	1,431,212	9,106,871
Intesa Sanpaolo SpA	8,323,451	26,505,247
Mediobanca Banca di Credito Finanziario SpA	556,301	7,577,967
Stellantis NV	1,030,242	26,950,713
UniCredit SpA	22,906	767,227
		83,571,034
Japan — 23.5%
Astellas Pharma, Inc.	255,700	2,794,482
Canon, Inc.(1)	419,600	12,271,128
Dai-ichi Life Holdings, Inc.	168,500	3,835,760
Daiwa House Industry Co. Ltd.	195,900	5,656,504
Dentsu Group, Inc.	96,900	2,684,681
Honda Motor Co. Ltd.	2,244,000	26,664,464
Inpex Corp.	1,193,600	15,909,148
ITOCHU Corp.(1)	548,000	23,805,628
Japan Post Bank Co. Ltd.	680,000	7,250,639
Japan Post Holdings Co. Ltd.	893,600	8,624,295
JFE Holdings, Inc.	135,800	2,227,162
KDDI Corp.	270,300	8,171,645
Marubeni Corp.	812,400	13,463,090
Mitsubishi Chemical Group Corp.	707,500	4,059,874
Mitsubishi Corp.	1,688,100	36,208,960
Mitsubishi Electric Corp.	658,200	10,483,797
Mitsui & Co. Ltd.	586,800	25,773,747
Mizuho Financial Group, Inc.	687,200	12,838,328
MS&AD Insurance Group Holdings, Inc.	468,800	23,426,979
Nintendo Co. Ltd.	16,700	933,200
NIPPON EXPRESS HOLDINGS, Inc.	95,700	5,059,335
Nippon Yusen KK(1)	560,800	17,859,488
Otsuka Holdings Co. Ltd.	186,800	7,579,690
Sompo Holdings, Inc.	37,000	2,169,156
Sumitomo Corp.	388,800	9,127,437
Sumitomo Mitsui Financial Group, Inc.	310,900	17,321,641
Takeda Pharmaceutical Co. Ltd.	207,500	6,068,582
Tokyo Gas Co. Ltd.	270,900	5,929,507
Toyota Motor Corp.	1,028,400	24,770,467
Toyota Tsusho Corp.	145,100	9,400,082
		352,368,896

Netherlands — 2.8%
ABN AMRO Bank NV, CVA	92,731	1,492,882
ASR Nederland NV	37,022	1,708,741
ING Groep NV	879,689	12,106,140
Koninklijke Ahold Delhaize NV	438,420	13,056,959
Randstad NV	246,507	13,595,856
		41,960,578
Norway — 2.0%
DNB Bank ASA	82,874	1,659,445
Equinor ASA	334,289	8,236,470
Norsk Hydro ASA	1,753,519	9,000,377
Telenor ASA	199,929	2,186,803
Yara International ASA	282,184	8,781,314
		29,864,409
Singapore — 0.6%
Wilmar International Ltd.	3,861,400	9,536,107
Spain — 3.9%
Banco Bilbao Vizcaya Argentaria SA	2,699,332	26,923,894
Banco Santander SA	2,590,215	10,794,682
Endesa SA	387,623	6,981,134
Iberdrola SA	275,496	3,164,113
Repsol SA	449,736	7,144,083
Telefonica SA	870,614	3,571,759
		58,579,665
Sweden — 1.4%
H & M Hennes & Mauritz AB, B Shares	906,920	12,315,105
Volvo AB, B Shares	299,030	8,239,330
		20,554,435
Switzerland — 3.7%
Avolta AG(2)	78,060	3,053,018
Novartis AG	401,528	40,513,164
Roche Holding AG	37,517	9,809,234
Sandoz Group AG(2)	86,156	2,665,063
		56,040,479
United Kingdom — 19.5%
3i Group PLC	262,179	8,191,273
abrdn PLC	2,401,940	4,783,205
Barclays PLC	10,253,998	21,430,902
Barratt Developments PLC	2,444,118	14,420,551
BP PLC	4,899,745	28,467,827
Glencore PLC	2,548,110	12,114,038
GSK PLC	442,557	9,257,602
HSBC Holdings PLC	3,464,313	26,965,413
J Sainsbury PLC	2,296,860	7,250,783
Kingfisher PLC	3,503,967	10,391,346
Land Securities Group PLC	769,307	6,027,073
Legal & General Group PLC	3,541,512	10,858,434
Lloyds Banking Group PLC	10,245,664	6,057,992
NatWest Group PLC	5,268,004	15,928,330
Rio Tinto PLC	251,568	16,138,173
Schroders PLC	273,530	1,363,304
Shell PLC	964,442	29,830,009
St. James's Place PLC	745,354	4,745,938
Standard Chartered PLC	1,038,564	8,781,020
Taylor Wimpey PLC	6,844,349	11,927,952

Tesco PLC	5,202,312	18,348,725
Vodafone Group PLC	13,076,725	11,486,696
WPP PLC	973,968	8,713,610
		293,480,196
TOTAL COMMON STOCKS (Cost $1,253,185,507)		1,461,307,752
SHORT-TERM INVESTMENTS — 5.7%
Money Market Funds — 2.5%
State Street Navigator Securities Lending Government Money Market Portfolio(3)	38,099,297	38,099,297
Repurchase Agreements — 3.2%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.625% - 3.875%, 9/30/29 - 2/15/53, valued at $4,083,435), in a joint trading account at 5.27%, dated 2/29/24, due 3/1/24 (Delivery value $3,980,656)		3,980,073
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.625%, 9/15/26, valued at $35,862,238), at 5.28%, dated 2/29/24, due 3/1/24 (Delivery value $35,164,157)		35,159,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 2.625% - 3.875%, 5/31/27 - 9/30/29, valued at $9,506,829), at 5.28%, dated 2/29/24, due 3/1/24 (Delivery value $9,320,367)		9,319,000
		48,458,073
TOTAL SHORT-TERM INVESTMENTS (Cost $86,557,370)		86,557,370
TOTAL INVESTMENT SECURITIES — 103.0% (Cost $1,339,742,877)		1,547,865,122
OTHER ASSETS AND LIABILITIES — (3.0)%		(45,482,313)
TOTAL NET ASSETS — 100.0%		$1,502,382,809

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	29.5%
Industrials	16.0%
Materials	9.4%
Consumer Discretionary	9.1%
Health Care	8.6%
Energy	8.0%
Utilities	5.1%
Consumer Staples	3.9%
Communication Services	3.6%
Real Estate	2.9%
Information Technology	1.2%
Short-Term Investments	5.7%
Other Assets and Liabilities	(3.0)%

NOTES TO SCHEDULE OF INVESTMENTS
CVA	–	Certificaten Van Aandelen
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $52,517,978. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $55,271,915, which includes securities collateral of $17,172,618.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	—	$1,461,307,752	—
Short-Term Investments	$38,099,297	48,458,073	—
	$38,099,297	$1,509,765,825	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.